HIM STAT SUP-1 030112
Statutory Prospectus Supplement dated March 1, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco High Income Municipal Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2011
Mark Paris	Portfolio Manager	2011
James Phillips	Portfolio Manager	2011	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
          “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	William Black, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
HIM STAT SUP-1 030112

TFI STAT SUP-1 030112
Statutory Prospectus Supplement dated March 1, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, A2 and Y shares of the Fund listed below:
Invesco Tax-Free Intermediate Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Byron	Portfolio Manager	2011
Robert Stryker	Portfolio Manager	2011
Robert Wimmel	Portfolio Manager	2011	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
          “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
TFI STAT SUP-1 030112

ATEF STAT SUP-1 030112
Statutory Prospectus Supplement dated March 1, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco High Income Municipal Fund
Invesco Tax-Free Intermediate Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco High Income Municipal Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2011
Mark Paris	Portfolio Manager	2011
James Phillips	Portfolio Manager	2011	”
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Tax-Free Intermediate Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Byron	Portfolio Manager	2011
Robert Stryker	Portfolio Manager	2011
Robert Wimmel	Portfolio Manager	2011	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco High Income Municipal Fund” in the prospectus:
•	“William Black, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.”
The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT — Portfolio Managers — Invesco Tax-Free Intermediate Fund” in the prospectus:
•	“Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with
ATEF STAT SUP-1 030112

ATEF STAT SUP-1 030112
Invesco and/or its affiliates since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.”
ATEF STAT SUP-1 030112

VK-ITMI STAT SUP-1 030112
Statutory Prospectus Supplement dated March 1, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Intermediate Term Municipal Income Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Byron	Portfolio Manager	2010 (predecessor fund 2009)
Robert Stryker	Portfolio Manager	2010 (predecessor fund 2005)
Robert Wimmel	Portfolio Manager	2010 (predecessor fund 2005 )”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
          “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Byron served as Portfolio Manager of the predecessor fund since 2009. Prior to commencement of operations by the Fund, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity (1981 to 2010).

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker served as Portfolio Manager of the predecessor fund since 2005. Prior to commencement of operations by the Fund, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity (1994 to 2010).

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Wimmel served as Portfolio Manager of the predecessor fund since 2005. Prior to commencement of operations by the Fund, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity (1996 to 2010).
More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
VK-ITMI STAT SUP-1 030112

VK-HYM STAT SUP-1 030112
Statutory Prospectus Supplement dated March 1, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen High Yield Municipal Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2010 (predecessor fund 2008)
Mark Paris	Portfolio Manager	2010 (predecessor fund 2008)
James Phillips	Portfolio Manager	2010 (predecessor fund 2002 )”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
          “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	William Black, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Black served as Portfolio Manager of the predecessor fund since 2008. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Paris served as Portfolio Manager of the predecessor fund since 2008. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Phillips served as Portfolio Manager of the predecessor fund since 2002. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
VK-HYM STAT SUP-1 030112

VK-MINC STAT SUP-1 030112
Statutory Prospectus Supplement dated March 1, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y Class shares of the Fund listed below:
Invesco Van Kampen Municipal Income Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Byron	Portfolio Manager	2010 (predecessor fund 2009)
Robert Stryker	Portfolio Manager	2010 (predecessor fund 2005)
Robert Wimmel	Portfolio Manager	2010 (predecessor fund 2005 )”
The following information replaces in its entirety the information appearing under the heading ”FUND MANAGEMENT — Portfolio Managers” in the prospectus:
          “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Byron served as Portfolio Manager of the predecessor fund since 2009. Prior to commencement of operations by the Fund, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity (1988 to 2010).

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker served as Portfolio Manager of the predecessor fund since 2005. Prior to commencement of operations by the Fund, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity (1994 to 2010).

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Wimmel served as Portfolio Manager of the predecessor fund since 2005. Prior to commencement of operations by the Fund, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity (1996 to 2010).
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
VK-MINC STAT SUP-1 030112

VK-NYTFI STAT SUP-1 030112
Statutory Prospectus Supplement dated March 1, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen New York Tax Free Income Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Byron	Portfolio Manager	2011
Robert Stryker	Portfolio Manager	2010 (predecessor fund 2007)
Julius Williams	Portfolio Manager	2010 (predecessor fund 2009)
Robert Wimmel	Portfolio Manager	2011 ”
The following information replaces in its entirety the information appearing under the heading ”FUND MANAGEMENT — Portfolio Managers” in the prospectus:
          “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker served as Portfolio Manager of the predecessor fund since 2007. Prior to commencement of operations by the Fund, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity (1994 to 2010).

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Williams served as Portfolio Manager of the predecessor fund since 2009. Prior to commencement of operations by the Fund, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity (1998 to 2010).

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1996 to 2010, Mr. Wimmel was associated with Morgan Van Kampen Asset Management and/or its affiliates in an investment management capacity.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
VK-NYTFI STAT SUP-1 030112

Statement of Additional Information Supplement dated March 1, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, B C, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco High Income Municipal Fund	Invesco Tax-Free Intermediate Fund
Invesco Tax-Exempt Cash Fund
Effective March 1, 2012, Gerard Pollard and Franklin Ruben are no longer portfolio managers for Invesco High Income Municipal Fund and all references to Mr. Pollard and Mr. Ruben in Appendix H are deleted.
Effective March 1, 2012, Richard Berry and Stephen Turman are no longer portfolio managers for Invesco Tax-Free Intermediate Fund and all references to Mr. Berry and Mr. Turman in Appendix H are deleted.
ATEF SUP-3 030112

Statement of Additional Information Supplement dated March 1, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, Y and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Van Kampen High Yield Municipal Fund	Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund	Invesco Van Kampen New York Tax Free Income Fund
Effective March 1, 2012, Gerard Pollard and Franklin Ruben are no longer portfolio managers for Invesco Van Kampen High Yield Municipal Fund and all references to Mr. Pollard and Mr. Ruben in Appendix H are deleted.
Effective March 1, 2012, Richard Berry and Stephen Turman are no longer portfolio managers for Invesco Van Kampen Intermediate Term Municipal Income Fund and all references to Mr. Berry and Mr. Turman in Appendix H are deleted.
Effective March 1, 2012, Richard Berry and Stephen Turman are no longer portfolio managers for Invesco Van Kampen Municipal Income Fund and all references to Mr. Berry and Mr. Turman in Appendix H are deleted.
Effective March 1, 2012, Stephen Turman is no longer a portfolio manager for Invesco Van Kampen New York Tax Free Income Fund and all references to Mr. Turman in Appendix H are deleted.
ATEF-MSVK SUP-3 030112